Schedule of outstanding warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Equity [Abstract]
Warrants outstanding, beginning balance	232,438
Weighted average price outstanding, beginning balance	$ 2.02
Warrants, issued	3,006,077	232,438
Weighted average price, issued	$ 2.08	$ 2.02
Warrants, exercised	(127,538)
Weighted average price, exercised	$ 1.99
Warrants, expired	(404,279)
Weighted average price, expired	$ 1.98
Warrants, assumed in merger	368,345
Weighted average price, assumed in merger	$ 109.50
Warrants outstanding, ending balance	3,075,042	232,438
Weighted average price outstanding, ending balance	$ 14.94	$ 2.02